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[LOGO American Funds(R)]

American Funds
Insurance Series(R)

Prospectus Supplement
October 1, 2008

For the Class 1 shares prospectus dated May 1, 2008

                Please keep this Supplement with your Prospectus.

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1.   The following information is added to the Prospectus:

INTERNATIONAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside of the United
States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United
States and whose securities are primarily listed on exchanges outside the United
States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside of the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility;
differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 1

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FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)*   CLASS 1
-----------------------------------------------------------------   -------

Management fees+                                                      0.69%
Other expenses                                                        0.03
Total annual fund operating expenses+                                 0.72

*    Based on estimated amounts for the current fiscal year.

+    The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

          1 YEAR   3 YEARS
          ------   -------

Class 1     $74      $230

2 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT

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2.   The following information is added to the "Investment results" section of the Prospectus under the fund indicated in the chart below:

The funds' cumulative total returns for the six months ended June 30, 2008 were:

FUND NAME                                   CLASS 1
------------------------------------------  -------

Global Discovery Fund                       -12.91%
Global Growth Fund                           -9.64
Global Small Capitalization Fund            -12.28
Growth Fund                                  -7.60
International Fund                          -11.69
New World Fund                               -8.58
Blue Chip Income and Growth Fund            -15.07
Global Growth and Income Fund                -9.41
Growth-Income Fund                          -11.00
Asset Allocation Fund                        -6.22
Bond Fund                                    -0.39
Global Bond Fund                              3.69
High-Income Bond Fund                        -1.50
U.S. Government/AAA-Rated Securities Fund     1.11
Cash Management Fund                          1.29

3.   The table of portfolio counselors in the Prospectus is amended in its entirety to read as follows:

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                        PORTFOLIO COUNSELOR'S ROLE IN                      PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                             ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)             EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------  -------------------------------------------------  ------------------------------------------------

JAMES K. DUNTON               Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
VICE CHAIRMAN OF THE BOARD    GROWTH-INCOME FUND -- 25 years (since the fund's   Investors
                              inception)
                              BLUE CHIP INCOME AND GROWTH FUND -- 7 years        Investment professional for 46 years, all with
                              (since the fund's inception)                       Capital Research and Management Company
                                                                                 or affiliate

DONALD D. O'NEAL              Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
PRESIDENT AND TRUSTEE         GROWTH-INCOME FUND -- 3 years                      Investors

                                                                                 Investment professional for 23 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 3

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                                        PORTFOLIO COUNSELOR'S ROLE IN                      PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                             ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)             EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------  -------------------------------------------------  ------------------------------------------------

ALAN N. BERRO                 Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
SENIOR VICE PRESIDENT         ASSET ALLOCATION FUND -- 9 years
                                                                                 Investment professional for 23 years in total;
                                                                                 17 years with Capital Research and Management
                                                                                 Company or affiliate

ABNER D. GOLDSTINE            Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
SENIOR VICE PRESIDENT         BOND FUND -- 13 years (since the fund's            Research and Management Company
                              inception)
                              HIGH-INCOME BOND FUND -- 11 years                  Investment professional for 56 years in total;
                                                                                 41 years with Capital Research and Management
                                                                                 Company or affiliate

JOHN H. SMET                  Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
SENIOR VICE PRESIDENT         U.S. GOVERNMENT/AAA-RATED SECURITIES FUND          Research and Management Company
                              -- 16 years
                                                                                 Investment professional for 26 years in total;
                                                                                 25 years with Capital Research and Management
                                                                                 Company or affiliate

CLAUDIA P. HUNTINGTON         Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
VICE PRESIDENT                GROWTH-INCOME FUND -- 15 years (plus 5 years of    Investors
                              prior experience as an investment analyst for the
                              fund)                                              Investment professional for 36 years in total;
                              GLOBAL DISCOVERY FUND -- 7 years (since the        33 years with Capital Research and Management
                              fund's inception)                                  Company or affiliate

ROBERT W. LOVELACE            Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
VICE PRESIDENT                GLOBAL GROWTH FUND -- 11 years (since the fund's
                              inception)                                         Investment professional for 23 years, all with
                              NEW WORLD FUND -- 9 years (since the fund's        Capital Research and Management Company
                              inception)                                         or affiliate

SUSAN M. TOLSON               Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
VICE PRESIDENT                HIGH-INCOME BOND FUND -- 14 years (plus 2 years    Research and Management Company
                              of prior experience as an investment analyst for   Investment professional for 20 years in total;
                              the fund)                                          18 years with Capital Research and Management
                              ASSET ALLOCATION FUND -- 9 years                   Company or affiliate
                              GLOBAL BOND FUND -- 2 years (since the fund's
                              inception)

DAVID C. BARCLAY              Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
                              HIGH-INCOME BOND FUND -- 15 years                  Research and Management Company
                              NEW WORLD FUND -- 9 years (since the fund's
                              inception)                                         Investment professional for 27 years in total;
                              BOND FUND -- 11 years                              20 years with Capital Research and Management
                                                                                 Company or affiliate

DONNALISA BARNUM              Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GROWTH FUND -- 5 years
                                                                                 Investment professional for 27 years in total;
                                                                                 22 years with Capital Research and Management
                                                                                 Company or affiliate

CHRISTOPHER D. BUCHBINDER     Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              BLUE CHIP INCOME AND GROWTH FUND -- 1 year         Investors

                                                                                 Investment professional for 13 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

GORDON CRAWFORD               Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              GLOBAL SMALL CAPITALIZATION FUND -- 10 years       Investors
                              (since the fund's inception)
                              GLOBAL DISCOVERY FUND -- 3 years                   Investment professional for 37 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

MARK H. DALZELL               Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
                              BOND FUND -- 3 years                               Research and Management Company
                              GLOBAL BOND FUND -- 2 years (since the fund's
                              inception)                                         Investment professional for 30 years in total;
                                                                                 20 years with Capital Research and Management
                                                                                 Company or affiliate

4 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT

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                                        PORTFOLIO COUNSELOR'S ROLE IN                      PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                             ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)             EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------  -------------------------------------------------  ------------------------------------------------

MARK E. DENNING               Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              GLOBAL SMALL CAPITALIZATION FUND -- 10 years       Investors
                              (since the fund's inception)
                              GLOBAL DISCOVERY FUND -- 3 years                   Investment professional for 26 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

J. BLAIR FRANK                Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              GLOBAL SMALL CAPITALIZATION FUND -- 6 years        Investors
                              GROWTH-INCOME FUND -- 2 years
                                                                                 Investment professional for 15 years in total;
                                                                                 14 years with Capital Research and Management
                                                                                 Company or affiliate

NICHOLAS J. GRACE             Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GLOBAL GROWTH FUND -- 6 years (plus 4 years of
                              prior experience as an investment analyst for the  Investment professional for 18 years in total;
                              fund)                                              15 years with Capital Research and Management
                                                                                 Company or affiliate

ALWYN W. HEONG                Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              INTERNATIONAL FUND -- 12 years                     Investors

                                                                                 Investment professional for 20 years in total;
                                                                                 16 years with Capital Research and Management
                                                                                 Company or affiliate

DAVID A. HOAG                 Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
                              BOND FUND -- 1 year                                Research and Management Company

                                                                                 Investment professional for 20 years in total;
                                                                                 17 years with Capital Research and Management
                                                                                 Company or affiliate

THOMAS H. HOGH                Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
                              GLOBAL BOND FUND -- 2 years (since the fund's      Research Company
                              inception)
                              U.S. GOVERNMENT/AAA-RATED SECURITIES FUND          Investment professional for 22 years in total;
                              -- 11 years                                        18 years with Capital Research and Management
                              BOND FUND -- 1 year                                Company or affiliate

GREGG E. IRELAND              Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GLOBAL GROWTH AND INCOME FUND -- 2 years (since
                              the fund's inception)                              Investment professional for 36 years, all with
                              GROWTH FUND -- 2 years                             Capital Research and Management Company
                                                                                 or affiliate

CARL M. KAWAJA                Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GLOBAL GROWTH AND INCOME FUND -- 2 years (since
                              the fund's inception)                              Investment professional for 21 years in total;
                              NEW WORLD FUND -- 9 years (since the fund's        17 years with Capital Research and Management
                              inception)                                         Company or affiliate

MICHAEL T. KERR               Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              ASSET ALLOCATION FUND -- 4 years
                              GROWTH FUND -- 3 years                             Investment professional for 25 years in total;
                                                                                 23 years with Capital Research and Management
                                                                                 Company or affiliate

SUNG LEE                      Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              INTERNATIONAL FUND -- 3 years                      Investors
                              INTERNATIONAL GROWTH AND INCOME FUND -- less than
                              1 year (since the fund's inception)                Investment professional for 14 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

JAMES B. LOVELACE             Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              BLUE CHIP INCOME AND GROWTH FUND -- 1 year         Investors

                                                                                 Investment professional for 26 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

JESPER LYCKEUS                Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              INTERNATIONAL FUND -- 2 years (plus 8 years of     Investors
                              prior experience as an investment analyst for the
                              fund)                                              Investment professional for 13 years in total;
                              INTERNATIONAL GROWTH AND INCOME FUND -- less than  12 years with Capital Research and Management
                              1 year (since the fund's inception)                Company or affiliate

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 5

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                                        PORTFOLIO COUNSELOR'S ROLE IN                      PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                             ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)             EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------  -------------------------------------------------  ------------------------------------------------

MARK R. MACDONALD             Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
                              U.S. GOVERNMENT/AAA-RATED SECURITIES FUND          Research and Management Company
                              -- 2 years
                                                                                 Investment professional for 23 years in total;
                                                                                 14 years with Capital Research and Management
                                                                                 Company or affiliate

RONALD B. MORROW              Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GROWTH FUND -- 5 years (plus 6 years of prior
                              experience as an investment analyst for the fund)  Investment professional for 40 years in total;
                                                                                 11 years with Capital Research and Management
                                                                                 Company or affiliate

JAMES R. MULALLY              Serves as a fixed-income portfolio counselor for:  Senior Vice President -- Fixed Income, Capital
                              ASSET ALLOCATION FUND -- 3 years                   Research and Management Company

                                                                                 Investment professional for 33 years in total;
                                                                                 28 years with Capital Research and Management
                                                                                 Company or affiliate

DAVID M. RILEY                Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              INTERNATIONAL GROWTH AND INCOME FUND -- less than  Investors
                              1 year (since the fund's inception)
                                                                                 Investment professional for 14 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

C. ROSS SAPPENFIELD           Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              GROWTH-INCOME FUND -- 9 years                      Investors
                              BLUE CHIP INCOME AND GROWTH FUND -- 7 years
                              (since the fund's inception)                       Investment professional for 16 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

CHRISTOPHER M. THOMSEN        Serves as an equity portfolio counselor for:       Senior Vice President -- Capital Research Global
                              INTERNATIONAL FUND -- 3 years                      Investors

                                                                                 Investment professional for 11 years, all with
                                                                                 Capital Research and Management Company
                                                                                 or affiliate

STEVEN T. WATSON              Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GLOBAL GROWTH FUND -- 6 years (plus 4 years of
                              prior experience as an investment analyst for the  Investment professional for 21 years in total;
                              fund)                                              19 years with Capital Research and Management
                                                                                 Company or affiliate
                              GLOBAL GROWTH AND INCOME FUND -- 2 years (since
                              the fund's inception)

PAUL A. WHITE                 Serves as an equity portfolio counselor for:       Senior Vice President -- Capital World Investors
                              GLOBAL GROWTH FUND -- 4 years (plus 5 years of
                              prior experience as an investment analyst for the  Investment professional for 20 years in total;
                              fund)                                              10 years with Capital Research and Management
                                                                                 Company or affiliate

4.   The paragraph under the heading "Financial highlights" is amended in its entirety to read as set forth below and the following line items are added to the "Financial highlights" table in the Prospectus:

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request (except for the six months ended June 30, 2008). Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month periods presented has been derived from each funds' unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the periods presented.

6 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT

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                            (Loss) income from investment
                                     operations/2/                   Dividends and distributions
                        ------------------------------------  ----------------------------------------
                                    Net (losses)
                                      gains on
             Net asset      Net      securities                Dividends                     Total
               value,   investment     (both      Total from   (from net  Distributions    dividends
Period       beginning    income    realized and  investment  investment  (from capital       and
ended        of period    (loss)     unrealized)  operations    income)       gains)     distributions
-----------  ---------  ----------  ------------  ----------  ----------  -------------  -------------

Global Discovery Fund
CLASS 1
6/30/08/10/    $14.09      $.10        $(1.91)      $(1.81)      $  --       $ (.30)        $ (.30)
CLASS 2
6/30/08/10/     14.02       .08         (1.90)       (1.82)         --         (.30)          (.30)

Global Growth Fund
CLASS 1
6/30/08/10/    $25.15      $.34        $(2.74)      $(2.40)      $(.05)      $(1.75)        $(1.80)
CLASS 2
6/30/08/10/     25.00       .30         (2.71)       (2.41)       (.04)       (1.75)         (1.79)

Global Small Capitalization Fund
CLASS 1
6/30/08/10/    $27.20      $.11        $(3.39)      $(3.28)      $  --       $(2.88)        $(2.88)
CLASS 2
6/30/08/10/     26.95       .07         (3.35)       (3.28)         --        (2.88)         (2.88)

Growth Fund
CLASS 1
6/30/08/10/    $67.22      $.40        $(5.38)      $(4.98)      $(.08)      $(6.26)        $(6.34)
CLASS 2
6/30/08/10/     66.72       .30         (5.32)       (5.02)       (.05)       (6.26)         (6.31)
CLASS 3
6/30/08/10/     67.21       .32         (5.36)       (5.04)       (.06)       (6.26)         (6.32)

International Fund
CLASS 1
6/30/08/10/    $24.81      $.36        $(3.24)      $(2.88)      $(.04)      $(2.74)        $(2.78)
CLASS 2
6/30/08/10/     24.72       .29         (3.19)       (2.90)       (.03)       (2.74)         (2.77)
CLASS 3
6/30/08/10/     24.80       .31         (3.20)       (2.89)       (.04)       (2.74)         (2.78)

New World Fund
CLASS 1
6/30/08/10/    $25.88      $.29        $(2.48)      $(2.19)      $(.08)      $(1.70)        $(1.78)
CLASS 2
6/30/08/10/     25.69       .26         (2.46)       (2.20)       (.07)       (1.70)         (1.77)

Blue Chip Income and Growth Fund
CLASS 1
6/30/08/10/    $11.53      $.12        $(1.84)      $(1.72)      $(.04)      $ (.65)        $ (.69)
CLASS 2
6/30/08/10/     11.45       .10         (1.81)       (1.71)       (.04)        (.65)          (.69)

Global Growth and Income
CLASS 1
6/30/08/10/    $11.78      $.16        $(1.27)      $(1.11)      $  --       $ (.07)        $ (.07)
CLASS 2
6/30/08/10/     11.75       .14         (1.26)       (1.12)         --         (.07)          (.07)

Growth-Income Fund
CLASS 1
6/30/08/10/    $42.52      $.40        $(4.99)      $(4.59)      $(.14)      $(2.36)        $(2.50)
CLASS 2
6/30/08/10/     42.26       .34         (4.95)       (4.61)       (.12)       (2.36)         (2.48)
CLASS 3
6/30/08/10/     42.51       .35         (4.98)       (4.63)       (.12)       (2.36)         (2.48)

Asset Allocation Fund
CLASS 1
6/30/08/10/    $18.51      $.25        $(1.39)      $(1.14)      $(.08)      $ (.67)        $ (.75)
CLASS 2
6/30/08/10/     18.39       .23         (1.39)       (1.16)       (.07)        (.67)          (.74)
CLASS 3
6/30/08/10/     18.50       .24         (1.38)       (1.14)       (.08)        (.67)          (.75)

                                                 Ratio of    Ratio of       Ratio of
                                                 expenses   expenses to       net
             Net asset             Net assets.  to average    average        income
               value,                end of     net assets  net assets     (loss) to
Period         end of     Total    period (in     before       after        average
ended          period   return/3/   millions)     waiver     waiver/3/   net assets/3/
-----------  ---------  ---------  -----------  ----------  -----------  -------------

Global Discovery Fund
CLASS 1
6/30/08/10/    $11.98    (12.91)%    $    30      .60%/6/       .54%/6/      1.51%/6/
CLASS 2
6/30/08/10/     11.90    (13.04)         220      .85/6/        .79/6/       1.27/6/

Global Growth Fund
CLASS 1
6/30/08/10/    $20.95     (9.64)%    $   891      .54%/6/       .49%/6/      2.87%/6/
CLASS 2
6/30/08/10/     20.80     (9.74)       4,861      .79/6/        .74/6/       2.53/6/

Global Small Capitalization Fund
CLASS 1
6/30/08/10/    $21.04    (12.28)%    $   400      .74%/6/       .67%/6/       .89%/6/
CLASS 2
6/30/08/10/     20.79    (12.39)       3,384      .99/6/        .92/6/        .62/6/

Growth Fund
CLASS 1
6/30/08/10/    $55.90     (7.60)%    $ 6,912      .33%/6/       .30%/6/      1.26%/6/
CLASS 2
6/30/08/10/     55.39     (7.71)      21,927      .58/6/        .55/6/        .95/6/
CLASS 3
6/30/08/10/     55.85     (7.69)         363      .51/6/        .48/6/       1.03/6/

International Fund
CLASS 1
6/30/08/10/    $19.15    (11.69)%    $ 2,627      .52%/6/       .47%/6/      3.12%/6/
CLASS 2
6/30/08/10/     19.05    (11.83)       7,750      .77/6/        .72/6/       2.59/6/
CLASS 3
6/30/08/10/     19.13    (11.77)         100      .70/6/        .65/6/       2.69/6/

New World Fund
CLASS 1
6/30/08/10/    $21.91     (8.58)%    $   309      .80%/6/       .73%/6/      2.41%/6/
CLASS 2
6/30/08/10/     21.72     (8.68)       1,771     1.05/6/        .98/6/       2.13/6/

Blue Chip Income and Growth Fund
CLASS 1
6/30/08/10/    $ 9.12    (15.07)%    $   260      .43%/6/      .39%/6/       2.33%/6/
CLASS 2
6/30/08/10/      9.05    (15.13)       3,520      .68/6/        .64/6/       1.91/6/

Global Growth and Income
CLASS 1
6/30/08/10/    $10.60     (9.41)%    $    96      .61%/6/       .55%/6/      2.81%/6/
CLASS 2
6/30/08/10/     10.56     (9.52)       2,263      .86/6/        .80/6/       2.57/6/

Growth-Income Fund
CLASS 1
6/30/08/10/    $35.43    (11.00)%    $ 6,378      .28%/6/       .25%/6/      2.00%/6/
CLASS 2
6/30/08/10/     35.17    (11.08)      19,317      .53/6/        .50/6/       1.72/6/
CLASS 3
6/30/08/10/     35.40    (11.05)         330      .46/6/        .43/6/       1.80/6/

Asset Allocation Fund
CLASS 1
6/30/08/10/    $16.62     (6.22)%    $ 2,318      .31%/6/       .28%/6/      2.85%/6/
CLASS 2
6/30/08/10/     16.49     (6.36)       6,842      .56/6/        .53/6/       2.61/6/
CLASS 3
6/30/08/10/     16.61     (6.26)          62      .49/6/        .46/6/       2.69/6/

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 7


                            (Loss) income from investment
                                     operations/2/                   Dividends and distributions
                        ------------------------------------  ----------------------------------------
                                    Net (losses)
                                      gains on
             Net asset      Net      securities                Dividends                     Total
               value,   investment     (both      Total from   (from net  Distributions    dividends
Period       beginning    income    realized and  investment  investment  (from capital       and
ended        of period    (loss)     unrealized)  operations    income)       gains)     distributions
-----------  ---------  ----------  ------------  ----------  ----------  -------------  -------------

Bond Fund
CLASS 1
6/30/08/10/    $11.14      $.31        $(.35)       $(.04)       $(.10)      $(.03)         $(.13)
CLASS 2
6/30/08/10/     11.03       .30         (.35)        (.05)        (.09)       (.03)          (.12)

Global Bond Fund
CLASS 1
6/30/08/10/    $10.83      $.23        $ .18        $ .41        $(.02)      $  --/4/       $(.02)
CLASS 2
6/30/08/10/     10.81       .22          .17          .39         (.02)         --/4/        (.02)

High-Income Bond Fund
CLASS 1
6/30/08/10/    $11.65      $.45        $(.62)       $(.17)       $(.15)      $   --         $(.15)
CLASS 2
6/30/08/10/     11.55       .43         (.62)        (.19)        (.14)          --          (.14)
CLASS 3
6/30/08/10/     11.65       .44         (.62)        (.18)        (.14)          --          (.14)

U.S. Government/AAA-Rated Securities Fund
CLASS 1
6/30/08/10/    $11.73      $.26        $(.13)       $ .13        $(.07)          --         $(.07)
CLASS 2
6/30/08/10/     11.65       .24         (.12)         .12         (.07)          --          (.07)
CLASS 3
6/30/08/10/     11.74       .25         (.13)         .12         (.07)          --          (.07)

Cash Management Fund
CLASS 1
6/30/08/10/    $11.40      $.15        $  --/4/     $ .15        $(.07)          --         $(.07)
CLASS 2
6/30/08/10/     11.35       .13           --/4/       .13         (.06)          --          (.06)
CLASS 3
6/30/08/10/     11.40       .13           --/4/       .13         (.06)          --          (.06)

                                                 Ratio of    Ratio of       Ratio of
                                                 expenses   expenses to       net
             Net asset             Net assets.  to average    average        income
               value,                end of     net assets  net assets     (loss) to
Period         end of     Total    period (in     before       after        average
ended          period   return/3/   millions)     waiver     waiver/3/   net assets/3/
-----------  ---------  ---------  -----------  ----------  -----------  -------------

Bond Fund
CLASS 1
6/30/08/10/    $10.97    (0.39)%     $1,900        .40%/6/    .36%/6/      5.66%/6/
CLASS 2
6/30/08/10/     10.86    (0.44)       3,889        .65/6/     .61/6/       5.43/6/

Global Bond Fund
CLASS 1
6/30/08/10/    $11.22     3.69%      $   68        .60%/6/    .54%/6/      4.17%/6/
CLASS 2
6/30/08/10/     11.18     3.61          767        .85/6/     .79/6/       3.91/6/

High-Income Bond Fund
CLASS 1
6/30/08/10/    $11.33    (1.50)%     $  344        .48%/6/    .43%/6/      7.89%/6/
CLASS 2
6/30/08/10/     11.22    (1.65)       1,004        .73/6/     .68/6/       7.65/6/
CLASS 3
6/30/08/10/     11.33    (1.54)          26        .66/6/     .61/6/       7.72/6/

U.S. Government/AAA-Rated Securities Fund
CLASS 1
6/30/08/10/    $11.79     1.11%      $  287        .44%/6/    .40%/6/      4.35%/6/
CLASS 2
6/30/08/10/     11.70     1.00          800        .69/6/     .65/6/       4.10/6/
CLASS 3
6/30/08/10/     11.79     0.99           29        .62/6/     .58/6/       4.18/6/

Cash Management Fund
CLASS 1
6/30/08/10/    $11.48     1.29%      $  120        .33%/6/    .30%/6/      2.60%/6/
CLASS 2
6/30/08/10/     11.42     1.17          625        .58/6/     .55/6/       2.31/6/
CLASS 3
6/30/08/10/     11.47     1.17           22        .51/6/     .48/6/       2.42/6/

                                                      Six months
                                                    ended June 30,
Portfolio turnover rate for all classes of shares      2008/10/
-------------------------------------------------   --------------

Global Discovery Fund                                      23%
Global Growth Fund                                         16
Global Small Capitalization Fund                           20
Growth Fund                                                11
International Fund                                         24
New World Fund                                             12
Blue Chip Income and Growth Fund                           10
Global Growth and Income Fund                              14
Growth-Income Fund                                         15
Asset Allocation Fund                                       8
Bond Fund                                                  29
Global Bond Fund                                           47
High-Income Bond Fund                                      15
U.S. Government/AAA-Rated Securities Fund                  35
Cash Management Fund                                       --

/1/  Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/  Based on average shares outstanding.

/3/  This column reflects the impact, if any, of certain waivers by Capital
     Research and Management Company. During some of the periods shown, Capital
     Research and Management Company reduced fees for investment advisory services.

/4/  Amount less than $.01.

/6/  Annualized.

/10/ Unaudited. Six months ended June 30, 2008.

8 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT


[LOGO] American Funds(R)

American Funds Insurance Series(R)

Prospectus Supplement
October 1, 2008

For the Class 2 shares prospectus dated May 1, 2008

                Please keep this Supplement with your Prospectus.


1. The following information is added to the Prospectus:

INTERNATIONAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside of the United
States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United
States and whose securities are primarily listed on exchanges outside the United
States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside of the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility;
differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency, entity or person.

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 1


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)*        CLASS 2
-----------------------------------------------------------------        -------

Management fees+                                                          0.69%
Distribution and/or service (12b-1) fees                                  0.25
Other expenses                                                            0.03
Total annual fund operating expenses+                                     0.97

*    Based on estimated amounts for the current fiscal year.

+    The fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

          1 YEAR   3 YEARS
          ------   -------

Class 2     $99      $309

2 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT


2. The following information is added to the "Investment results" section of the
Prospectus under the fund indicated in the chart below:

The funds' cumulative total returns for the six months ended June 30, 2008 were:

FUND NAME                                   CLASS 2
-----------------------------------------   -------

Global Discovery Fund                       -13.04%
Global Growth Fund                           -9.74
Global Small Capitalization Fund            -12.39
Growth Fund                                  -7.71
International Fund                          -11.83
New World Fund                               -8.68
Blue Chip Income and Growth Fund            -15.13
Global Growth and Income Fund                -9.52
Growth-Income Fund                          -11.08
Asset Allocation Fund                        -6.36
Bond Fund                                    -0.44
Global Bond Fund                              3.61
High-Income Bond Fund                        -1.65
U.S. Government/AAA-Rated Securities Fund     1.00
Cash Management Fund                          1.17

3. The table of portfolio counselors in the Prospectus is amended in its entirety to read as follows:

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                         PORTFOLIO COUNSELOR'S ROLE IN                       PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                               ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)               EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------   -------------------------------------------------   -------------------------------------------------

JAMES K. DUNTON                Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
VICE CHAIRMAN OF THE BOARD     GROWTH-INCOME FUND -- 25 years (since the fund's    Investors
                               inception)
                               BLUE CHIP INCOME AND GROWTH FUND -- 7 years         Investment professional for 46 years, all with
                               (since the fund's inception)                        Capital Research and Management Company or
                                                                                   affiliate

DONALD D. O'NEAL               Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
PRESIDENT AND TRUSTEE          GROWTH-INCOME FUND -- 3 years                       Investors

                                                                                   Investment professional for 23 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 3


                                         PORTFOLIO COUNSELOR'S ROLE IN                       PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                               ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)               EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------   -------------------------------------------------   -------------------------------------------------

ALAN N. BERRO                  Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
SENIOR VICE PRESIDENT          ASSET ALLOCATION FUND -- 9 years
                                                                                   Investment professional for 23 years in total;
                                                                                   17 years with Capital Research and Management
                                                                                   Company or affiliate

ABNER D. GOLDSTINE             Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
SENIOR VICE PRESIDENT          BOND FUND -- 13 years (since the fund's             Research and Management Company
                               inception)
                               HIGH-INCOME BOND FUND -- 11 years                   Investment professional for 56 years in total;
                                                                                   41 years with Capital Research and Management
                                                                                   Company or affiliate

JOHN H. SMET                   Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
SENIOR VICE PRESIDENT          U.S. GOVERNMENT/AAA-RATED SECURITIES FUND           Research and Management Company
                               -- 16 years
                                                                                   Investment professional for 26 years in total;
                                                                                   25 years with Capital Research and Management
                                                                                   Company or affiliate

CLAUDIA P. HUNTINGTON          Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
VICE PRESIDENT                 GROWTH-INCOME FUND -- 15 years (plus 5 years of     Investors
                               prior experience as an investment analyst for the
                               fund)                                               Investment professional for 36 years in total;
                               GLOBAL DISCOVERY FUND -- 7 years (since the         33 years with Capital Research and Management
                               fund's inception)                                   Company or affiliate

ROBERT W. LOVELACE             Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
VICE PRESIDENT                 GLOBAL GROWTH FUND -- 11 years (since the fund's
                               inception)                                          Investment professional for 23 years, all with
                               NEW WORLD FUND -- 9 years (since the fund's         Capital Research and Management Company or
                               inception)                                          affiliate

SUSAN M. TOLSON                Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
VICE PRESIDENT                 HIGH-INCOME BOND FUND -- 14 years (plus 2 years     Research and Management Company
                               of prior experience as an investment analyst for
                               the fund)                                           Investment professional for 20 years in total;
                               ASSET ALLOCATION FUND -- 9 years                    18 years with Capital Research and Management
                               GLOBAL BOND FUND -- 2 years (since the fund's       Company or affiliate
                               inception)

DAVID C. BARCLAY               Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
                               HIGH-INCOME BOND FUND -- 15 years                   Research and Management Company
                               NEW WORLD FUND -- 9 years (since the fund's
                               inception)                                          Investment professional for 27 years in total;
                               BOND FUND -- 11 years                               20 years with Capital Research and Management
                                                                                   Company or affiliate

DONNALISA BARNUM               Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GROWTH FUND -- 5 years
                                                                                   Investment professional for 27 years in total;
                                                                                   22 years with Capital Research and Management
                                                                                   Company or affiliate

CHRISTOPHER D. BUCHBINDER      Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               BLUE CHIP INCOME AND GROWTH FUND -- 1 year          Investors

                                                                                   Investment professional for 13 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

GORDON CRAWFORD                Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               GLOBAL SMALL CAPITALIZATION FUND -- 10 years        Investors
                               (since the fund's inception)
                               GLOBAL DISCOVERY FUND -- 3 years                    Investment professional for 37 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

MARK H. DALZELL                Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
                               BOND FUND -- 3 years                                Research and Management Company
                               GLOBAL BOND FUND -- 2 years (since the fund's
                               inception)                                          Investment professional for 30 years in total;
                                                                                   20 years with Capital Research and Management
                                                                                   Company or affiliate

4 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT


                                         PORTFOLIO COUNSELOR'S ROLE IN                       PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                               ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)               EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------   -------------------------------------------------   -------------------------------------------------

MARK E. DENNING                Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               GLOBAL SMALL CAPITALIZATION FUND -- 10 years        Investors
                               (since the fund's inception)
                               GLOBAL DISCOVERY FUND -- 3 years                    Investment professional for 26 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

J. BLAIR FRANK                 Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               GLOBAL SMALL CAPITALIZATION FUND -- 6 years         Investors
                               GROWTH-INCOME FUND -- 2 years
                                                                                   Investment professional for 15 years in total;
                                                                                   14 years with Capital Research and Management
                                                                                   Company or affiliate

NICHOLAS J. GRACE              Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GLOBAL GROWTH FUND -- 6 years (plus 4 years of
                               prior experience as an investment analyst for the   Investment professional for 18 years in total;
                               fund)                                               15 years with Capital Research and Management
                                                                                   Company or affiliate

ALWYN W. HEONG                 Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               INTERNATIONAL FUND -- 12 years                      Investors

                                                                                   Investment professional for 20 years in total;
                                                                                   16 years with Capital Research and Management
                                                                                   Company or affiliate

DAVID A. HOAG                  Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
                               BOND FUND -- 1 year                                 Research and Management Company

                                                                                   Investment professional for 20 years in total;
                                                                                   17 years with Capital Research and Management
                                                                                   Company or affiliate

THOMAS H. HOGH                 Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
                               GLOBAL BOND FUND -- 2 years (since the fund's       Research Company
                               inception)
                               U.S. GOVERNMENT/AAA-RATED SECURITIES FUND           Investment professional for 22 years in total;
                               -- 11 years                                         18 years with Capital Research and Management
                               BOND FUND -- 1 year                                 Company or affiliate

GREGG E. IRELAND               Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GLOBAL GROWTH AND INCOME FUND -- 2 years (since
                               the fund's inception)                               Investment professional for 36 years, all with
                               GROWTH FUND -- 2 years                              Capital Research and Management Company or
                                                                                   affiliate

CARL M. KAWAJA                 Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GLOBAL GROWTH AND INCOME FUND -- 2 years (since
                               the fund's inception)                               Investment professional for 21 years in total;
                               NEW WORLD FUND -- 9 years (since the fund's         17 years with Capital Research and Management
                               inception)                                          Company or affiliate

MICHAEL T. KERR                Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               ASSET ALLOCATION FUND -- 4 years
                               GROWTH FUND -- 3 years                              Investment professional for 25 years in total;
                                                                                   23 years with Capital Research and Management
                                                                                   Company or affiliate

SUNG LEE                       Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               INTERNATIONAL FUND -- 3 years                       Investors
                               INTERNATIONAL GROWTH AND INCOME FUND -- less than
                               1 year (since the fund's inception)                 Investment professional for 14 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

JAMES B. LOVELACE              Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               BLUE CHIP INCOME AND GROWTH FUND -- 1 year          Investors

                                                                                   Investment professional for 26 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

JESPER LYCKEUS                 Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               INTERNATIONAL FUND -- 2 years (plus 8 years of      Investors
                               prior experience as an investment analyst for the
                               fund)                                               Investment professional for 13 years in total;
                               INTERNATIONAL GROWTH AND INCOME FUND -- less than   12 years with Capital Research and Management
                               1 year (since the fund's inception)                 Company or affiliate

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 5


                                         PORTFOLIO COUNSELOR'S ROLE IN                       PRIMARY TITLE WITH INVESTMENT
PORTFOLIO COUNSELOR FOR THE                  MANAGEMENT OF, AND                               ADVISER (OR AFFILIATE) AND
SERIES/TITLE (IF APPLICABLE)               EXPERIENCE IN, THE FUND(S)                            INVESTMENT EXPERIENCE
----------------------------   -------------------------------------------------   -------------------------------------------------

MARK R. MACDONALD              Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
                               U.S. GOVERNMENT/AAA-RATED SECURITIES FUND           Research and Management Company
                               -- 2 years
                                                                                   Investment professional for 23 years in total;
                                                                                   14 years with Capital Research and Management
                                                                                   Company or affiliate

RONALD B. MORROW               Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GROWTH FUND -- 5 years (plus 6 years of prior
                               experience as an investment analyst for the fund)   Investment professional for 40 years in total;
                                                                                   11 years with Capital Research and Management
                                                                                   Company or affiliate

JAMES R. MULALLY               Serves as a fixed-income portfolio counselor for:   Senior Vice President -- Fixed Income, Capital
                               ASSET ALLOCATION FUND -- 3 years                    Research and Management Company

                                                                                   Investment professional for 33 years in total;
                                                                                   28 years with Capital Research and Management
                                                                                   Company or affiliate

DAVID M. RILEY                 Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               INTERNATIONAL GROWTH AND INCOME FUND -- less than   Investors
                               1 year (since the fund's inception)
                                                                                   Investment professional for 14 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

C. ROSS SAPPENFIELD            Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               GROWTH-INCOME FUND -- 9 years                       Investors
                               BLUE CHIP INCOME AND GROWTH FUND -- 7 years
                               (since the fund's inception)                        Investment professional for 16 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

CHRISTOPHER M. THOMSEN         Serves as an equity portfolio counselor for:        Senior Vice President -- Capital Research Global
                               INTERNATIONAL FUND -- 3 years                       Investors

                                                                                   Investment professional for 11 years, all with
                                                                                   Capital Research and Management Company or
                                                                                   affiliate

STEVEN T. WATSON               Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GLOBAL GROWTH FUND -- 6 years (plus 4 years of
                               prior experience as an investment analyst for the   Investment professional for 21 years in total;
                               fund)                                               19 years with Capital Research and Management
                               GLOBAL GROWTH AND INCOME FUND -- 2 years (since     Company or affiliate
                               the fund's inception)

PAUL A. WHITE                  Serves as an equity portfolio counselor for:        Senior Vice President -- Capital World Investors
                               GLOBAL GROWTH FUND -- 4 years (plus 5 years of
                               prior experience as an investment analyst for the   Investment professional for 20 years in total;
                               fund)                                               10 years with Capital Research and Management
                                                                                   Company or affiliate

4. The paragraph under the heading "Financial highlights" is amended in its entirety to read as set forth below and the following line items are added to the "Financial highlights" table in the Prospectus:

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request (except for the six months ended June 30, 2008). Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month periods presented has been derived from each funds' unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the periods presented.

6 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT


                                       (Loss) income from
                                    investment operations/2/               Dividends and distributions
                              ------------------------------------  ----------------------------------------
                                          Net (losses)
                                            gains on
                   Net asset      Net      securities                Dividends                     Total
                     value,   investment     (both      Total from  (from net   Distributions    dividends
Period             beginning    income    realized and  investment  investment  (from capital       and
ended              of period    (loss)     unrealized)  operations    income)       gains)     distributions
-----------------  ---------  ----------  ------------  ----------  ----------  -------------  -------------

Global Discovery Fund
CLASS 1
6/30/08/10/          $14.09      $.10        $(1.91)      $(1.81)     $  --        $ (.30)        $ (.30)
CLASS 2
6/30/08/10/           14.02       .08         (1.90)       (1.82)        --          (.30)          (.30)

Global Growth Fund
CLASS 1
6/30/08/10/          $25.15      $.34        $(2.74)      $(2.40)     $(.05)       $(1.75)        $(1.80)
CLASS 2
6/30/08/10/           25.00       .30         (2.71)       (2.41)      (.04)        (1.75)         (1.79)

Global Small Capitalization Fund
CLASS 1
6/30/08/10/          $27.20      $.11        $(3.39)      $(3.28)     $  --        $(2.88)        $(2.88)
CLASS 2
6/30/08/10/           26.95       .07         (3.35)       (3.28)        --         (2.88)         (2.88)

Growth Fund
CLASS 1
6/30/08/10/          $67.22      $.40        $(5.38)      $(4.98)     $(.08)       $(6.26)        $(6.34)
CLASS 2
6/30/08/10/           66.72       .30         (5.32)       (5.02)      (.05)        (6.26)         (6.31)
CLASS 3
6/30/08/10/           67.21       .32         (5.36)       (5.04)      (.06)        (6.26)         (6.32)

International Fund
CLASS 1
6/30/08/10/          $24.81      $.36        $(3.24)      $(2.88)     $(.04)       $(2.74)        $(2.78)
CLASS 2
6/30/08/10/           24.72       .29         (3.19)       (2.90)      (.03)        (2.74)         (2.77)
CLASS 3
6/30/08/10/           24.80       .31         (3.20)       (2.89)      (.04)        (2.74)         (2.78)

New World Fund
CLASS 1
6/30/08/10/          $25.88      $.29        $(2.48)      $(2.19)     $(.08)       $(1.70)        $(1.78)
CLASS 2
6/30/08/10/           25.69       .26         (2.46)       (2.20)      (.07)        (1.70)         (1.77)
Blue Chip

Income and Growth Fund
CLASS 1
6/30/08/10/          $11.53      $.12        $(1.84)      $(1.72)     $(.04)       $ (.65)        $ (.69)
CLASS 2
6/30/08/10/           11.45       .10         (1.81)       (1.71)      (.04)         (.65)          (.69)

Global Growth and Income
CLASS 1
6/30/08/10/          $11.78      $.16        $(1.27)      $(1.11)     $  --        $ (.07)        $ (.07)
CLASS 2
6/30/08/10/           11.75       .14         (1.26)       (1.12)        --          (.07)          (.07)

Growth-Income Fund
CLASS 1
6/30/08/10/          $42.52      $.40        $(4.99)      $(4.59)     $(.14)       $(2.36)        $(2.50)
CLASS 2
6/30/08/10/           42.26       .34         (4.95)       (4.61)      (.12)        (2.36)         (2.48)
CLASS 3
6/30/08/10/           42.51       .35         (4.98)       (4.63)      (.12)        (2.36)         (2.48)

Asset Allocation Fund
CLASS 1
6/30/08/10/          $18.51      $.25        $(1.39)      $(1.14)     $(.08)       $ (.67)        $ (.75)
CLASS 2
6/30/08/10/           18.39       .23         (1.39)       (1.16)      (.07)         (.67)          (.74)
CLASS 3
6/30/08/10/           18.50       .24         (1.38)       (1.14)      (.08)         (.67)          (.75)

                                                        Ratio of    Ratio of     Ratio of
                                                        expenses  expenses to      net
                   Net asset             Net assets.  to average    average       income
                    value,                end of      net assets  net assets     (loss) to
Period              end of      Total    period (in      before       after      average
ended               period    return/3/   millions)      waiver     waiver/3/  net assets/3/
-----------------  ---------  ---------  -----------  ----------  -----------  -------------

Global Discovery Fund
CLASS 1
6/30/08/10/          $11.98    (12.91)%    $    30      .60%/6/     .54%/6/      1.51%/6/
CLASS 2
6/30/08/10/           11.90    (13.04)         220      .85/6/      .79/6/       1.27/6/

Global Growth Fund
CLASS 1
6/30/08/10/          $20.95     (9.64)%    $   891      .54%/6/     .49%/6/      2.87%/6/
CLASS 2
6/30/08/10/           20.80     (9.74)       4,861      .79/6/      .74/6/       2.53/6/

Global Small Capitalization Fund
CLASS 1
6/30/08/10/          $21.04    (12.28)%    $   400      .74%/6/     .67%/6/       .89%/6/
CLASS 2
6/30/08/10/           20.79    (12.39)       3,384      .99/6/      .92/6/        .62/6/

Growth Fund
CLASS 1
6/30/08/10/          $55.90     (7.60)%    $ 6,912      .33%/6/     .30%/6/      1.26%/6/
CLASS 2
6/30/08/10/           55.39     (7.71)      21,927      .58/6/      .55/6/        .95/6/
CLASS 3
6/30/08/10/           55.85     (7.69)         363      .51/6/      .48/6/       1.03/6/

International Fund
CLASS 1
6/30/08/10/          $19.15    (11.69)%    $ 2,627      .52%/6/     .47%/6/      3.12%/6/
CLASS 2
6/30/08/10/           19.05    (11.83)       7,750      .77/6/      .72/6/       2.59/6/
CLASS 3
6/30/08/10/           19.13    (11.77)         100      .70/6/      .65/6/       2.69/6/

New World Fund
CLASS 1
6/30/08/10/          $21.91     (8.58)%    $   309      .80%/6/     .73%/6/      2.41%/6/
CLASS 2
6/30/08/10/           21.72     (8.68)       1,771     1.05/6/      .98/6/       2.13/6/
Blue Chip

Income and Growth Fund
CLASS 1
6/30/08/10/          $ 9.12    (15.07)%    $   260      .43%/6/     .39%/6/      2.33%/6/
CLASS 2
6/30/08/10/            9.05    (15.13)       3,520      .68/6/      .64/6/       1.91/6/

Global Growth and Income
CLASS 1
6/30/08/10/          $10.60     (9.41)%    $    96      .61%/6/     .55%/6/      2.81%/6/
CLASS 2
6/30/08/10/           10.56     (9.52)       2,263      .86/6/      .80/6/       2.57/6/

Growth-Income Fund
CLASS 1
6/30/08/10/          $35.43    (11.00)%    $ 6,378      .28%/6/     .25%/6/      2.00%/6/
CLASS 2
6/30/08/10/           35.17    (11.08)      19,317      .53/6/      .50/6/       1.72/6/
CLASS 3
6/30/08/10/           35.40    (11.05)         330      .46/6/      .43/6/       1.80/6/

Asset Allocation Fund
CLASS 1
6/30/08/10/          $16.62     (6.22)%    $ 2,318      .31%/6/     .28%/6/      2.85%/6/
CLASS 2
6/30/08/10/           16.49     (6.36)       6,842      .56/6/      .53/6/       2.61/6/
CLASS 3
6/30/08/10/           16.61     (6.26)          62      .49/6/      .46/6/       2.69/6/

                       AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT 7


                                        (Loss) income from
                                     investment operations/2/               Dividends and distributions
                               ------------------------------------  ----------------------------------------
                                           Net (losses)
                                             gains on
                    Net asset      Net      securities                Dividends                     Total
                      value,   investment     (both      Total from  (from net   Distributions    dividends
Period              beginning    income    realized and  investment  investment  (from capital       and
ended               of period    (loss)     unrealized)  operations    income)       gains)     distributions
------------------  ---------  ----------  ------------  ----------  ----------  -------------  -------------

Bond Fund
CLASS 1
6/30/08/10/           $11.14      $.31       $(.35)         $(.04)     $(.10)       $(.03)          $(.13)
CLASS 2
6/30/08/10/            11.03       .30        (.35)          (.05)      (.09)        (.03)           (.12)

Global Bond Fund
CLASS 1
6/30/08/10/           $10.83      $.23       $ .18          $ .41      $(.02)       $  --/4/        $(.02)
CLASS 2
6/30/08/10/            10.81       .22         .17            .39       (.02)          --/4/         (.02)

High-Income Bond Fund
CLASS 1
6/30/08/10/           $11.65      $.45       $(.62)         $(.17)     $(.15)          --           $(.15)
CLASS 2
6/30/08/10/            11.55       .43        (.62)          (.19)      (.14)          --            (.14)
CLASS 3
6/30/08/10/            11.65       .44        (.62)          (.18)      (.14)          --            (.14)

U.S. Government/ AAA-Rated Securities Fund
CLASS 1
6/30/08/10/           $11.73      $.26       $(.13)         $ .13      $(.07)          --           $(.07)
CLASS 2
6/30/08/10/            11.65       .24        (.12)           .12       (.07)          --            (.07)
CLASS 3
6/30/08/10/            11.74       .25        (.13)           .12       (.07)          --            (.07)

Cash Management Fund
CLASS 1
6/30/08/10/           $11.40      $.15       $  --/4/       $ .15      $(.07)          --           $(.07)
CLASS 2
6/30/08/10/            11.35       .13          --/4/         .13       (.06)          --            (.06)
CLASS 3
6/30/08/10/            11.40       .13          --/4/         .13       (.06)          --            (.06)

                                                        Ratio of    Ratio of      Ratio of
                                                        expenses   expenses to      net
                    Net asset             Net assets.  to average    average       income
                      value,                end of     net assets  net assets    (loss) to
Period                end of     Total    period (in     before       after        average
ended                 period   return/3/   millions)     waiver      waiver/3/  net assets/3/
------------------  ---------  ---------  -----------  ----------  -----------  -------------

Bond Fund
CLASS 1
6/30/08/10/           $10.97    (0.39)%     $1,900       .40%/6/      .36%/6/      5.66%/6/
CLASS 2
6/30/08/10/            10.86    (0.44)       3,889       .65/6/       .61/6/       5.43/6/

Global Bond Fund
CLASS 1
6/30/08/10/           $11.22     3.69%      $   68       .60%/6/      .54%/6/      4.17%/6/
CLASS 2
6/30/08/10/            11.18     3.61          767       .85/6/       .79/6/       3.91/6/

High-Income Bond Fund
CLASS 1
6/30/08/10/           $11.33    (1.50)%     $  344       .48%/6/      .43%/6/      7.89%/6/
CLASS 2
6/30/08/10/            11.22    (1.65)       1,004       .73/6/       .68/6/       7.65/6/
CLASS 3
6/30/08/10/            11.33    (1.54)          26       .66/6/       .61/6/       7.72/6/

U.S. Government/AAA-Rated Securities Fund
CLASS 1
6/30/08/10/           $11.79     1.11%      $  287       .44%/6/      .40%/6/      4.35%/6/
CLASS 2
6/30/08/10/            11.70     1.00          800       .69/6/       .65/6/       4.10/6/
CLASS 3
6/30/08/10/            11.79     0.99           29       .62/6/       .58/6/       4.18/6/

Cash Management Fund
CLASS 1
6/30/08/10/           $11.48     1.29%      $  120       .33%/6/      .30%/6/      2.60%/6/
CLASS 2
6/30/08/10/            11.42     1.17          625       .58/6/       .55/6/       2.31/6/
CLASS 3
6/30/08/10/            11.47     1.17           22       .51/6/       .48/6/       2.42/6/

                                                     Six months
                                                   ended June 30,
Portfolio turnover rate for all classes of shares     2008/10/
-------------------------------------------------  --------------

Global Discovery Fund                                    23%
Global Growth Fund                                       16
Global Small Capitalization Fund                         20
Growth Fund                                              11
International Fund                                       24
New World Fund                                           12
Blue Chip Income and Growth Fund                         10
Global Growth and Income Fund                            14
Growth-Income Fund                                       15
Asset Allocation Fund                                     8
Bond Fund                                                29
Global Bond Fund                                         47
High-Income Bond Fund                                    15
U.S. Government/AAA-Rated Securities Fund                35
Cash Management Fund                                     --

/1/  Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/  Based on average shares outstanding.

/3/  This column reflects the impact, if any, of certain waivers by Capital
     Research and Management Company. During some of the periods shown, Capital
     Research and Management Company reduced fees for investment advisory services.

/4/  Amount less than $.01.

/6/  Annualized.

/10/ Unaudited. Six months ended June 30, 2008.

8 AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS SUPPLEMENT